Geographic Information	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Geographic Information

NOTE 15 — GEOGRAPHIC INFORMATION

Net sales by region were as follows (in millions):

	Year Ended December 31,
	2014	2013	2012
United States	$815.8	$820.7	$840.3
Canada	45.0	33.8	32.7
Mexico	44.1	37.5	22.2
France	14.2	13.5	11.7
Germany	14.2	10.1	8.9
China	13.1	12.7	8.5
United Kingdom	10.7	14.3	12.2
Spain	7.1	7.9	4.6
Other	45.6	45.4	43.4

	$1,009.8	$995.9	$984.5

Net long-lived assets by region were as follows (in millions):

	December 31,
	2014	2013
United States	$722.9	$791.4
China	50.5	49.5
Spain	17.2	20.5
Mexico	8.7	8.2
Other	0.9	1.0

	$800.2	$870.6